Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA American Century Inflation Protection Portfolio

(the “Portfolio”)

Supplement dated January 8, 2025

to the Portfolio’s Statement of Additional Information (“SAI”)

dated July 29, 2024, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to American Century Investment Management, Inc. (“American Century”), the following information is added:

Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of November 30, 2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
American Century	Bartolini, Stephen	5	$8,248.4	0	$0	0	$0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SSTSAI-SUP3.2 (1/25)